Derivative Instruments and Financial Risk Management - Additional Information (Detail) - Forward Contracts [Member] $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($) Payment ₪ / $	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 52,250
Weighted-average forward exchange rate | ₪ / $	0.0330
Number of installment payments | Payment	17
(Loss) gain on derivative instruments	$ 60	$ 93	$ 190
Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments	0	$ 0	$ 267
Three Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,750
Eight Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,250
Three Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,000
Three Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 2,000